Commitments and Contingencies - Schedule of Future Minimum Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 273
2021	142
2022	104
2023	65
2024	0
Total	$ 584